Basis of preparation and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation And Significant Accounting Policies
Statement of compliance

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Accounting Standards and International Financial Reporting Standards (“IFRS”) as adopted by the EU (“IFRS as adopted by the EU”), which are effective for the year ended and as at December 31, 2022. In addition to complying with its legal obligation to comply with IFRS as adopted by the EU, the consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”) (“IFRS as issued by the IASB”).

These consolidated financial statements are presented in Euro, the functional and presentation currency of the Company. All financial information presented has been rounded to the nearest thousand, unless otherwise stated.

The consolidated financial statements have been prepared on the historical cost basis except for derivatives which have been measured at fair value and share based payments which have been measured at grant date fair value.

Reclassifications have been made, whenever necessary, to prior period financial statements to conform to the current period presentation for the year ended December 31, 2021.

Basis of consolidation

Basis of consolidation

Subsidiaries

The Group financial statements consolidate the financial statements of the Company and its subsidiaries up to December 31, 2022. A parent controls a subsidiary if it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Loss of control

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related non-controlling interest (“NCI”) and other components of equity. Any resulting gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

Interests in equity-accounted investees

The Group’s interests in equity-accounted investees comprise interests in a joint venture.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries. The Group’s investment in its joint venture is accounted for using the equity method.

Under the equity method, the investment in a joint venture is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Group’s share of net assets of the joint venture since the acquisition date.

The statement of profit or loss reflects the Group’s share of the results of operations of the joint venture. Any change in other comprehensive income (“OCI”) of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognised directly in the equity of the joint venture, the Group recognises its share of any changes, when applicable, in the statement of changes in equity. Unrealised gains and losses resulting from transactions between the Group and the joint venture are eliminated to the extent of the interest in the joint venture.

The aggregate of the Group’s share of profit or loss of a joint venture is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and non-controlling interests in the subsidiaries of the joint venture.

The financial statements of the joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognise an impairment loss on its investment in its joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognises the loss within ‘Share of profit of a joint venture’ in the statement of profit or loss.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealised income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated. Unrealised gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealised losses are eliminated in the same way as unrealised gains, but only to the extent that there is no evidence of impairment.

Functional currency

Functional currency

Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of Group companies at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognised in profit or loss and presented within finance costs.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into Euro at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Euro at the exchange rates at the dates of the transactions. Foreign currency differences are recognised in OCI and accumulated in the translation reserve, except to the extent that the translation difference is allocated to NCI.

When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

At the Market Issuance Sales Agreement (“ATM”)

At the Market Issuance Sales Agreement (“ATM”)

On June 6, 2022, the Parent entered into an At the Market Issuance Sales Agreement (“the ATM”) with B. Riley Securities, Inc., Fearnley Securities Inc., and H.C. Wainwright & Co., LLC, pursuant to which the Company may offer and sell, from time to time, through or to the agents, acting as agent or principal, Class A ordinary shares of the Company having an aggregate offering price of up to $30 million under the Company’s Form F-3 registration statement. During 2022, the Parent sold 681,926 class A ordinary shares for net proceeds of $3.7 million (€3.7 million) and paid $0.1 million (€0.1 million) in commissions to agents as part of these trades.

Going concern

Going concern

As of December 31, 2022, the Group had €8.2 million of cash and cash equivalents, which included €2.9 million of restricted cash. This €2.9 million is deemed restricted as it can only be used on specific projects so is not readily available to be spent on selling, general and administrative expenses. The Group is an early stage and emerging growth company and is subject-to the corresponding risk of such companies. Since inception, the Group has incurred operating losses and had an accumulated deficit of €191.8 million at December 31, 2022. Included in the accumulated deficit are non-cash items of €157.1 million which related to fair value adjustments on our warrants, share based compensation expenses, foreign currency adjustments on our financial assets and expenses from the 2020 merger transaction described previously.

The Group expects to continue to incur net losses for the foreseeable future and is highly dependent on its ability to find additional sources of funding in the form of debt or equity financing to fund its planned operations. The Group's success depends on the profitable commercialization of its proprietary HEVO technology. There is no assurance that the Group will be successful in the profitable commercialization of its technology. These conditions raise significant doubt about the Group’s ability to continue as a going concern and therefore, to continue realizing their assets and discharging their liabilities in the normal course of business.

Based upon its current operating and financial plans, management believes it will have sufficient access to financial resources to fund operations for at least one year after the date the financial statements are issued. In making this assessment, management has considered the Group’s available cash resources, expected inflows from both technology sales and grant award agreements, future financing options available to the Group (debt and/or equity), the planned operations of the Group and the ability to adjust its plans if required.

Inflows

Subsequent to December 31, 2022, the Group recorded the following inflows:

•	€2.2 million of the VAT receivable balance discussed in note 16 with a further €1.3 million of this balance approved for payment before the end of May 2023.
•	€3.1 million of grant funding relating to the Group’s C-5 grant agreement, of which €2.8 million is restricted as it can only be spent on project related expenditures.
•	€2.4 million of proceeds raised through the ATM facility.

The Group is in advanced discussions with a Portuguese based financial institution regarding an additional working capital credit facility related to future grant inflows, which, if entered into, would provide additional liquidity of approximately €3.5 million. There is no assurance that such facility will be entered into.

To date, the Group has been awarded €64.1 million in grant funding of which €6.0 million has been received to date. The Group has a further amount of €5.4 million that has been submitted for payment. The timing of receipt of the outstanding grant payments is uncertain.

Outflows

During 2022, the Board of Directors approved the installation of multiple production lines at the Group’s production facility at Benavente. The Group has signed agreements amounting to €18.3 million relating to the design, fit-out and installation of multiple production lines. At December 31, 2022, the Group had capital commitments of €12.4 million (2021: €nil) of which €6.4 million fall due for repayment during 2023. During 2023, the Group has already paid €1.3 million of this amount.

Further to the above, the Group has committed contract spend of approximately €7.9 million for 2023. During 2023, the Group has already paid €1.9 million of this amount.

As previously disclosed, the Group is in continual negotiations with third parties to fund its operations, as well as exploring all available sources of financing. Although negotiations have progressed (in some cases to the point of signed letters of intent or term sheets with third parties), none have reached the stage of executed definitive agreements at this time. As negotiations are fluid, it is possible that any particular negotiation could accelerate or be abandoned at any time. An announcement of any material agreement with a third party would be made when and if a binding agreement is reached with such third party. The inability to obtain funding, as and when needed, would have a negative impact on the Group’s financial conditions and ability to pursue its business strategies. If the Group is unable to obtain funding, the Group could be forced to delay, reduce, or eliminate some or all of its research and development programs or strategic partnerships efforts, which could adversely affect its business prospects, or the Group may be unable to continue operations. Although management intends to pursue plans to obtain additional funding to finance its operations, there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this material uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

New standards or amendments

New standards or amendments

There were no new standards effective for the period commencing 1 January 2022 that had a material impact on the Group. A number of new standards, amendments to standards and interpretations are not yet effective for the period and have not yet been applied in preparing the consolidated financial statements. The Group is in the process of assessing the impact on the financial statements of these new standards and amendments. Management currently expects no material impact on the Group’s financial statements on adoption of these amendments.

Significant accounting policies

Significant accounting policies

There have been no material changes to the Group’s significant accounting policies, other than the introduction of an accounting policy for contract assets and government grants, as compared to the significant accounting policies described in the Form 20-F for the fiscal year ended December 31, 2021.

Government grants

Government grants

The Group recognises government grants when there is reasonable assurance that the Group will comply with the relevant conditions and the grant will be received. Government grants related to assets are deducted from the cost of the asset using the net presentation approach. The grant is recognised in profit or loss over the life of a depreciable asset as a reduced depreciation expense.

Grants that compensate the Group for expenses incurred are recognised in profit or loss on a systematic basis in the periods in which the expenses are recognised, unless the conditions for receiving the grant are met after the related expenses have been recognised. In this case, the grant is recognised when it becomes receivable.

Leases

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•	amounts expected to be payable under a residual value guarantee; and
•	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets in ‘property, plant and equipment’ and lease liabilities in ‘trade and other payables’ in the statement of financial position.

The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Sale-and-leaseback transactions

The Group derecognises the asset from the statement of financial position with any gain or loss relating to the rights transferred as part of the sale recognised as other income. The leaseback shall be classified as either an operating lease or a finance lease. If the leaseback is classified as an operating lease, the asset shall be recognised in the statement of financial position and depreciated over its useful life. If the leaseback is classified as a finance lease, the asset shall remain derecognised and recognised as a right-of-use asset, and a liability shall be recognised for the present value of lease payments.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost comprises of direct materials and the cost of bringing the components to their present condition. Cost is based on weighted average price. Net realisable value is calculated as the estimated selling price arising in the ordinary course of business, net of estimated selling costs.

Segment information

Segment information

The Group manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Group’s focus is on the research and development around solar technologies. The Executive Committee, and in particular the Chief Financial Officer, is the chief operating decision maker who regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.

Research and development expenditure	Research and development expenditure Research costs are expensed to profit or loss as incurred and development costs are capitalised, where they meet the criteria for capitalisation.
Trade and other payables	Trade and other payables Trade payables are recognised initially at fair value and subsequently measured at amortised cost.
Provisions – onerous contracts

Provisions – onerous contracts

A provision for an onerous contract is recognised when it becomes probable that the total contract costs will exceed total contract revenue. Before a provision for onerous contracts is recorded, the related assets under construction are measured at their net realisable value and written-off if necessary. Onerous contracts are identified by monitoring the progress of the contract together with the underlying programme status. An estimate of the related contract costs is made, which requires significant and complex assumptions, judgements and estimates related to achieving certain performance standards.

Current taxation

Current taxation

The current taxation charge is calculated at the amount expected to be recovered from or paid to the taxation authorities on the basis of the tax laws enacted or substantively enacted at the reporting date.

Deferred taxation

Deferred taxation

Deferred taxation is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred income tax is determined using tax rates that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax losses can be utilised. Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be used.

Equity instruments

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Class A ordinary shares are classified as equity instruments. Incremental costs directly attributable to the issue of new ordinary shares are shown in equity as a deduction from equity, net of tax effects.

Derivative liabilities – warrants

Derivative liabilities – warrants

Derivatives are initially recognised at their fair value on the date the derivative contract is entered into and transaction costs are expensed to profit or loss. The Company’s warrants are subsequently re-measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

As the exercise price of the Company’s share purchase warrants is fixed in US dollars and the functional currency of the Company is the Euro, these warrants are considered a derivative, as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these share purchase warrants are classified and accounted for as a derivative liability. The fair value is determined using market price on the NASDAQ under the ticker HTOOW.

When a warrant is exercised, the derivative liability is then reclassified to share premium.

Business combinations

Business combinations

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of the business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a “concentration test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognised in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

Share-based payment arrangements

Share-based payment arrangements

The grant-date fair value of equity-settled share-based payments arrangements granted to employees and non-employees is generally recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognised as an expense is adjusted to reflect the numbers of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes. For share-based payment awards that vest at the discretion of the board of directors, the fair value is determined at the reporting date until such time that there is a shared understanding of the vesting period.

Financial instruments

Financial instruments

Recognition and initial measurement

Receivables are initially recognised when they are originated. All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus transaction costs that are directly attributable to its acquisition or issue.

Financial assets at fair value through profit or loss (FVTPL)

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.

Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortised cost; Fair Value through Other Comprehensive Income (“FVOCI”) – debt investment; FVOCI – equity investment; or FVTPL.

Financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.

Derecognition

Derecognition

Financial assets

The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Financial liabilities

The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred, or liabilities assumed) is recognized in profit or loss.

Prepayments and other receivables

Prepayments and other receivables

Prepayments and other receivables are recognised initially at fair value and then carried at amortised cost less allowance for impairment. The company applies the IFRS 9 Financial Instruments simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for other receivables.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at bank and in hand, and short-term deposits with a maturity of three months or less. For the purposes of the cash flow statement, cash and cash equivalents consist of cash and cash equivalents as defined above. Restricted cash comprises cash that the Group is required to spend on specific projects and is not available for general use.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is included at cost less accumulated depreciation and/or accumulated impairment losses. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is provided using the straight-line method to write off cost to residual value over the estimated useful life of the individual asset. Land is not depreciated and assets categorised as being under construction are not depreciated until such time that they are in use. The following rates per annum are used:

Plant and machinery	3-10 years
Office and other equipment	3-10 years
Leases	Lease term

The carrying values of property, plant and equipment are reviewed for indicators of impairment at each reporting date or when events or changes in circumstances indicate the carrying value may not be recoverable (whichever is the earlier). If any such indication exists and where the carrying values exceed the estimated recoverable amount, the assets or cash generating units are written down to their recoverable amount.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Intangible assets acquired in a business combination are measured on initial recognition at their fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortisation and/or any accumulated impairment losses.

Product development costs are not amortised until such time that they are in use after which it is expected they will be amortised over their estimated useful lives (three to five years). Amortisation is provided using the straight-line method to write off cost to residual value over the estimated useful life of the individual asset. The following rates per annum are used:

Software	3 years
Completed development technology	3 years
Intellectual property	Indefinite useful life

Internally generated intangible assets, excluding capitalised development costs, are not capitalised and expenditure is reflected in the income statement in the year in which the expenditure is incurred.

Expenditure on research activities is recognised in profit or loss as incurred.

Development expenditure is capitalised only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognised in the profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortisation and any accumulated impairment losses, unless the product development costs are still being used in product development in which case it is considered indefinite useful life.

Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in profit or loss as incurred.

Impairment arises if the recoverable amount of the intangible asset is lower than its carrying value under IFRS. Recoverable amount is the higher of an asset’s value in use or its estimated realisable value less costs to sell.

If the carrying amount of an intangible asset exceeds its recoverable amount, an impairment loss is recognised in an amount equal to that excess.